Nature of business and organization (Details Narrative)		1 Months Ended
	Jul. 14, 2021	Nov. 30, 2024	Feb. 29, 2024	Jun. 27, 2023	May 17, 2023	Jul. 31, 2021	Apr. 15, 2021	Nov. 30, 2020	Dec. 31, 2022	Nov. 30, 2021	Jul. 01, 2021
Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired interest											99.00%
S Z Viwotong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired interest									100.00%	100.00%
Shanghai Weimu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding equity								58.00%
VIYI Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary							55.00%
Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred	100.00%
YY Online [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred					1.00%
CDDI [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary				55.00%
V I W O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred						100.00%
S Z Viwotong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred			100.00%
B J Viwotong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred		100.00%